SUMMARY OF WARRANTS OUTSTANDING (Details)	6 Months Ended	12 Months Ended
	Apr. 30, 2023 Segment $ / shares	Oct. 31, 2022 shares	Apr. 30, 2023 Segment $ / shares	Oct. 31, 2022 $ / shares	Oct. 31, 2022 $ / shares	Oct. 31, 2022 Segment	Oct. 31, 2021 shares $ / shares	Jan. 31, 2021 shares $ / shares	Jan. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants	689,640	5,082,225	689,640			5,082,225	730,258	730,258
Exercise price of warrants | $ / shares				$ 4.75			$ 7.87	$ 7.87
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants	10,736		10,736			181,869
Exercise price of warrants | $ / shares			$ 86.75		$ 3.47
Warrants expiry date	Aug. 03, 2024	Jun. 30, 2023
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants	18,474		18,474			86,537
Exercise price of warrants | (per share)			$ 260.50	2.85
Warrants expiry date	Aug. 03, 2024	Jun. 30, 2023
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants	163,565		163,565			461,852
Exercise price of warrants | (per share)	$ 52				$ 10.42
Warrants expiry date	Aug. 04, 2027	Jun. 30, 2023
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants	10,514		10,514			4,089,126
Exercise price of warrants | $ / shares	$ 130			4.16
Warrants expiry date	Aug. 04, 2027	Aug. 04, 2027
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants	11,931		11,931			262,841
Exercise price of warrants | $ / shares	$ 0.025			$ 5.20
Warrants expiry date	Aug. 04, 2027	Aug. 04, 2027
Warrants Six [Member]
IfrsStatementLineItems [Line Items]
Number of warrants	266,420		266,420
Exercise price of warrants | $ / shares	$ 52
Warrants expiry date	Nov. 03, 2027
Warrants Seven [Member]
IfrsStatementLineItems [Line Items]
Number of warrants	118,667		118,667
Exercise price of warrants | $ / shares	$ 15
Warrants expiry date	Jun. 09, 2028
Warrants Eight [Member]
IfrsStatementLineItems [Line Items]
Number of warrants	78,000		78,000
Exercise price of warrants | $ / shares	$ 15
Warrants expiry date	Jun. 09, 2028
Warrants Nine [Member]
IfrsStatementLineItems [Line Items]
Number of warrants	11,333		11,333
Exercise price of warrants | $ / shares	$ 0.025
Warrants expiry date	No expiry